Share capital, stock options and other stock-based plans	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
17.	Share capital, stock options and other stock-based plans

During the year ended December 31, 2014, the Company issued  652,046 common shares, net of cancellations, upon exercises of stock options and share units (year ended December 31, 2013 – 721,186 common shares; year ended December 31, 2012 – 513,490 common shares). The Company issues shares from treasury to satisfy stock option and share unit exercises.

On June 30, 2014 the Company issued 94,914 common shares at a price of $33.53 per share (note 4(b)).

On October 1, 2013, the Company issued 6,000,000 common shares at a price of $25.39 per share.  Gross proceeds totaled $152,340, and the Company incurred share issuance costs of $5,065.

On June 28, 2013, the Company issued 718,485 common shares at a price of $33.53 per share as part of the consideration paid to acquire BAF (note 4(b)).

On February 27, 2012, the Company issued 6,325,000 common shares at a price of $43.25 per share. Gross proceeds totaled $273,556, and the Company incurred share issuance costs of $8,126.

At the Company's 2012 annual general meeting, the Company’s shareholders ratified and approved the Westport Omnibus Plan and reserved 8,000,000 common shares under this plan. Under the Westport Omnibus Plan, stock options, Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”) may be granted and are exercisable into common shares of the Company for no additional consideration.  Any employee, contractor, director or executive officer of the Company is eligible to participate in the Westport Omnibus Plan.

The Executive and Senior Management Compensation Program sets out provisions where the RSUs and PSUs (together the “Units”) will be granted to the Company’s executive management if performance milestones are achieved as determined at the discretion of the Human Resources and Compensation Committee of the Company’s Board of Directors. These performance milestones are focused on achievement of key cash management, profitability and revenue growth objectives. Vesting periods and conditions for each Unit granted pursuant to the Westport Omnibus Plan are at the discretion of the Board of Directors and may include time based, share price or other performance targets.

(a)	Stock options:

The Company grants incentive stock options to employees, directors, officers and consultants. Stock options are granted with an exercise price of not less than the market price of the Company’s common shares on the date immediately prior to the date of grant. The exercise period of the options may not exceed eight years from the date of grant. Vesting periods of the options are at the discretion of the Board of Directors and may be based on fixed terms, achieving performance milestones or reaching specified share price targets.

A summary of the status of the Company’s stock option plan as of December 31, 2014, December 31, 2013 and December 31, 2012 and changes during the periods then ended are presented as follows:

	December 31, 2014		December 31, 2013		December 31, 2012
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number of	price	Number of	price	Number of	price
	shares	(CDN $)	shares	(CDN $)	shares	(CDN $)
Outstanding, beginning of period	816,450	$30.20	996,047	$27.78	328,027	$8.96
Granted	—	—	—	—	770,727	33.77
Exercised	(43,071)	6.17	(111,986)	6.80	(93,044)	10.49
Forfeited/expired	(741,156)	33.82	(67,611)	33.72	(9,663)	33.36
Outstanding, end of period	32,223	$17.64	816,450	$30.20	996,047	$27.78
Options exercisable, end of period	32,223	$17.64	305,506	$24.15	226,487	$8.06

During the year ended December 31, 2014, the Company recognized $1,764 (year ended December 31, 2013 - $2,094; year ended December 31, 2012 - $2,705) in stock-based compensation related to stock options.

No stock options were granted during the year ended December 31, 2014 or the year ended December 31, 2013.

The fair value of the options granted during the year ended December 31, 2012 was determined using the Black-Scholes option pricing formula simulation with the following weighted average assumptions: expected dividend yield - nil%, expected stock price volatility –   47.79%, risk free interest rate –   0.38%; expected life of options –  3 years. The weighted average grant date fair value was  $10.97 for options granted for the fiscal year ended December 31, 2012.

As at December 31, 2014, an immaterial amount of compensation cost related to stock option awards has yet to be recognized in results from operations and will be fully recognized in 2015.

(b)	Share units:

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vest and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2014, the Company recognized $7,919 (year ended December 31, 2013 - $12,189; year ended December 31, 2012 – $9,763) of stock-based compensation associated with the Westport Omnibus Plan and the former Amended and Restated Unit Plan.

A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2014, December 31, 2013 and December 31, 2012 are as follows:

	December 31, 2014		December 31, 2013		December 31, 2012
		Weighted		Weighted		Weighted
		average		average		average
		grant		grant		grant
		date fair		date fair		date fair
	Number of	value	Number of	value	Number of	value
	units	(CDN $)	units	(CDN $)	units	(CDN $)
Outstanding, beginning of period	1,200,591	$23.68	1,095,094	$20.68	1,250,917	$18.04
Granted	5,792,162	10.54	742,140	30.21	185,705	35.99
Exercised/Vested	(608,975)	19.52	(448,526)	24.44	(337,228)	19.34
Forfeited/expired	(1,045,905)	21.75	(188,117)	29.80	(4,300)	19.67
Outstanding, end of period	5,337,873	$10.27	1,200,591	$23.68	1,095,094	$20.68
Units outstanding and exercisable, end of period	142,166	$11.67	224,638	$11.20	262,615	$8.86

During 2014, 5,792,162 units (December 31, 2013 - 742,140) were granted to employees. This included 4,820,763 Restricted Share Units (RSUs (2013 - 352,485) and 971,399 Performance Share Units (PSUs) (2013 - 389,655). Values of RSU awards are determined based on the fair market value of the underlying Common Share on the date of grant. RSUs typically vest over a three year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for Common Shares, not the date of grant. PSU awards do not have a certain number of Common Shares that will issue over time - it depends on future performance and the other conditions tied to the payout of the PSU. Values of PSU awards are determined based on the fair market value of the underlying Common Shares on the date of the grant (and generally assuming the issuance of one Common Share to be issued per PSU), calculated as the number of Common Shares issuable on settlement of the PSUs multiplied by a fair value as determined based on a Monte-Carlo simulation. During 2014, 963,575 PSUs (2013 - 54,876) were canceled or forfeited (2013 - 54,876).

As at December 31, 2014, $30,102 of compensation cost related to Units awards has yet to be recognized in results from operations and will be recognized over a weighted average period of  2.42 years.

(c)	Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s stock option awards and share units at December 31, 2014 and 2013 are as follows:

	December 31,	December 31,
	2014	2013
	CDN$	CDN$
Stock options:
Outstanding	$—	$1,337
Exercisable	—	1,337
Exercised	364	2,667
Share units:
Outstanding	$23,433	$24,960
Exercisable	624	4,670
Exercised	7,238	18,041

(d)	Stock-based compensation:

Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Years ended December 31,
	2014	2013	2012
Research and development	$1,749	$2,195	$2,251
General and administrative	5,884	10,201	6,752
Sales and marketing	2,050	1,887	3,465
	$9,683	$14,283	$12,468